Leases	12 Months Ended
Dec. 31, 2022
Leases

10	Leases

Lease Liabilities	2022 £’000	2021 £’000	2020 £’000
At 1 January	766	76	907
Additions	–	720	–
Transfer	–	77	–
Effect of modification to lease terms	–	(24)	(788)
Interest expenses	36	29	15
Lease payments	(178)	(112)	(105)
Exchange differences	–	–	47
At 31 December	624	766	76

The right of use asset is disclosed in note 9.

In April 2021 the Group signed an agreement to lease new premises in Cardiff, Wales, to house its corporate offices and laboratories. The agreement to lease allowed the Group to carry out the Cat A works and fit out prior to completion of the lease and its occupation in August 2021. The lease agreed was for a 5 year period with no break clause. The lease was recognised as a right of use asset in 2021. The recognition in 2021 of the right of use asset and corresponding lease liability were a non cash investing and financing transaction.

In May 2021 the Group provided notice to terminate its property lease on its historical building in Cardiff. The lease required 6 month’s notice.

During 2020 as a result of the closure of the Group’s operations in Spain two property leases were terminated early, this impacted both the right of use asset and the lease liability.

Low value leases expensed in year:

	2022 £’000	2021 £’000	2020 £’000
Low value leases expensed	3	2	10
	3	2	10

Total cash outflow for leases in 2022 was £181k (2021: £114k; 2020: £115k).